Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.88%
Copper–1.96%
Southern Copper Corp. (Peru)(b)	212,559	$10,585,438
Fertilizers & Agricultural Chemicals–3.63%
CF Industries Holdings, Inc.	204,548	19,532,288
Heavy Electrical Equipment–2.58%
Vestas Wind Systems A/S (Denmark)	531,156	13,896,291
Integrated Oil & Gas–29.02%
BP PLC, ADR (United Kingdom)	367,199	10,788,307
Cenovus Energy, Inc. (Canada)	473,610	9,024,313
Chevron Corp.	198,612	32,528,673
Equinor ASA (Norway)	326,565	12,559,645
Exxon Mobil Corp.	461,785	44,760,820
Shell PLC, ADR (Netherlands)	296,891	15,848,042
Suncor Energy, Inc. (Canada)	549,575	18,651,774
TotalEnergies SE (France)(b)	238,785	12,180,561
		156,342,135
Oil & Gas Equipment & Services–6.23%
Baker Hughes Co., Class A(b)	494,944	12,715,111
NOV, Inc.(b)	569,004	10,589,165
Tenaris S.A., ADR	366,585	10,286,375
		33,590,651
Oil & Gas Exploration & Production–40.84%
APA Corp.	599,913	22,298,766
Canadian Natural Resources Ltd. (Canada)	189,966	10,489,630
ConocoPhillips	357,200	34,801,996
Coterra Energy, Inc.(b)	436,260	13,345,193
Devon Energy Corp.	511,363	32,139,164
Diamondback Energy, Inc.	154,288	19,751,950
EOG Resources, Inc.	136,718	15,205,776
EQT Corp.	486,587	21,424,426
Hess Corp.	93,746	10,543,613
Marathon Oil Corp.	1,045,220	25,921,456
Pioneer Natural Resources Co.	59,586	14,118,903
		220,040,873
Shares		Value
Oil & Gas Refining & Marketing–6.08%
Phillips 66	120,420	$10,717,380
Valero Energy Corp.	199,093	22,053,532
		32,770,912
Oil & Gas Storage & Transportation–4.54%
Cheniere Energy, Inc.	111,122	16,621,629
Plains All American Pipeline L.P.	709,678	7,834,845
		24,456,474
Total Common Stocks & Other Equity Interests (Cost $392,438,709)		511,215,062

Exchange-Traded Funds–4.40%
Energy Select Sector SPDR Fund (Cost $15,957,037)(b)	302,100	23,690,682
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	665,070	665,070
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(d)	435,702	435,702
Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(d)	760,080	760,080
Total Money Market Funds (Cost $1,860,835)		1,860,852
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $410,256,581)		536,766,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.44%
Invesco Private Government Fund, 1.77%(c)(d)(e)	14,236,681	14,236,681
Invesco Private Prime Fund, 1.89%(c)(d)(e)	36,621,171	36,621,171
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,858,207)		50,857,852
TOTAL INVESTMENTS IN SECURITIES–109.06% (Cost $461,114,788)		587,624,448
OTHER ASSETS LESS LIABILITIES—(9.06)%		(48,819,027)
NET ASSETS–100.00%		$538,805,421

Investment Abbreviations:
ADR	– American Depositary Receipt
SPDR	– Standard & Poor’s Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,661,588	$21,820,411	$(24,816,929)	$-	$-	$665,070	$13,729
Invesco Liquid Assets Portfolio, Institutional Class	2,457,469	15,586,008	(17,607,890)	399	(284)	435,702	10,972
Invesco Treasury Portfolio, Institutional Class	4,184,672	24,937,612	(28,362,204)	-	-	760,080	15,932
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,255,983	71,970,081	(70,989,383)	-	-	14,236,681	43,369*
Invesco Private Prime Fund	30,930,628	138,009,737	(132,315,738)	(820)	(2,636)	36,621,171	121,930*
Total	$54,490,340	$272,323,849	$(274,092,144)	$(421)	$(2,920)	$52,718,704	$205,932

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$472,578,565	$38,636,497	$—	$511,215,062
Exchange-Traded Funds	23,690,682	—	—	23,690,682
Money Market Funds	1,860,852	50,857,852	—	52,718,704
Total Investments	$498,130,099	$89,494,349	$—	$587,624,448
Invesco Energy Fund